UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21496
                                                    ----------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
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               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
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               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
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                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                         Date of fiscal year end: MAY 31
                                                 -------

                     Date of reporting period: MAY 31, 2005
                                              -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

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                          MACQUARIE/FIRST TRUST GLOBAL
                   INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME
                                      FUND
                                  ANNUAL REPORT
                         FOR THE YEAR ENDED MAY 31, 2005
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TABLE OF CONTENTS
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  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  ANNUAL REPORT
                                  MAY 31, 2005

Shareholder Letter ........................................................    1

Portfolio Commentary ......................................................    2

Portfolio of Investments ..................................................    5

Statement of Assets and Liabilities .......................................    9

Statement of Operations ...................................................   10

Statements of Changes in Net Assets .......................................   11

Statement of Cash Flows ...................................................   12

Financial Highlights ......................................................   13

Notes to Financial Statements .............................................   14

Report of Independent Registered Public Accounting Firm ...................   19

Additional Information ....................................................   20
    Dividend Reinvestment Plan
    Proxy Voting Policies and Procedures
    Portfolio Holdings
    Submission of Matters to a Vote of Shareholders
    Tax Information
    NYSE Certification Information

Management ................................................................   22

                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the Macquarie/First Trust Global Infrastructure/Utilities Dividend &Income Fund (the "Fund") and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by Jon Fitch, Portfolio Manager of Macquarie Infrastructure Fund Adviser, LLC, the Fund's sub-advisor, you will obtain an understanding of how the market environment affected its performance. The statistical information that follows can help you understand the Fund's performance compared to that of relevant benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen, First Trust Advisors L.P., Macquarie Infrastructure Fund Adviser, LLC and Four Corners Capital Management, LLC personnel are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS WITH OR OTHER LIABILITIES OF MACQUARIE BANK LIMITED ACN 008 583 542, OR ANY ENTITY IN THE MACQUARIE BANK GROUP, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE DELAYS IN REPAYMENT AND LOSS OF INCOME AND CAPITAL INVESTED. NONE OF MACQUARIE BANK LIMITED, MACQUARIE INFRASTRUCTURE FUND ADVISER, LLC, FOUR CORNERS CAPITAL MANAGEMENT, LLC, AND ANY MEMBER COMPANY OF THE MACQUARIE BANK GROUP GUARANTEES ANY PARTICULAR RATE OF RETURN OR THE PERFORMANCE OF THE FUND, NOR DO THEY GUARANTEE THE REPAYMENT OF CAPITAL FROM THE FUND OR ANY TAX TREATMENT OF ANY DISTRIBUTION BY THE FUND.

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SHAREHOLDER LETTER
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     MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME
                                   FUND (MFD)
                                  ANNUAL REPORT
                                  MAY 31, 2005

Dear Shareholders:

We are pleased to report that the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") delivered substantial upside to shareholders for the 12 months ended May 31, 2005. Based on market price, the Fund's total return was 28.0%. Its net asset value ("NAV") total return was 32.2%. This compares to a 32.4% total return for MFD's benchmark, which is the S&P U.S. Utilities Accumulation Index. Despite the good returns, the Fund traded at a 10.9% discount to its NAV on May 31, 2005. Its current distribution rate closed out the fiscal year at 6.3% based on market price.

MFD celebrated its first anniversary at the end of March 2005. Though we are disappointed that MFD is trading at a double-digit discount to its NAV, we are pleased that the strategy is building a solid performance track record. Since the Fund began trading on March 26, 2004, MFD has posted a cumulative NAV total return of 33.1%, compared to a gain of 30.5% for its benchmark. The Fund's market price closed at $20.87 per share on May 31, 2005 above its IPO price of $20.00 per share. Since inception, the Fund has benefited from the low interest rate environment that has persisted throughout most industrialized countries for quite some time. In fact, inflation rates in the countries emphasized in the portfolio have ranged from about 1.9% to 3.3%, according to the Organisation for Economic Co-operation and Development ("OECD").

With respect to dividend distributions, the Fund's regularly scheduled quarterly payout has increased from $0.30 per share back in July 2004 to $0.33 per share in March and June of 2005. In December 2004, the Fund paid out a larger than normal distribution of $0.76 per share. In calendar year 2004, 89.6% of the $1.36 that was distributed to shareholders was classified as "qualified dividend income" for tax purposes.

MFD continues to provide investors with an internationally diversified portfolio of infrastructure and utility assets. This provides an alternative to investors looking for diversification against U.S. domestic equity funds.

We continue to appreciate your interest in the Fund and encourage you to read the commentary section from Jon Fitch, Portfolio Manager.

Sincerely,


/s/ James A. Bowen

James A. Bowen
President of the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund
July 8, 2005

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COMMENTARY ON THE MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND
                                 & INCOME FUND
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OVERVIEW:

The Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund ("MFD" or the "Fund") posted a market value total return of 28.0% for the year ended May 31, 2005. The Fund's NAV total return was 32.2% over the same period. During the fiscal year ended May 31, 2005, the Fund declared dividends totaling $1.69 per share, representing a yield of 8.1% based on the Fund's share price and 7.2% based on the Fund's NAV as of May 31, 2005. An additional dividend of $0.33 has been paid subsequent to year-end.

The following commentary reviews the overall investment strategy, performance and portfolio composition of MFD as of May 31, 2005.

INVESTMENT STRATEGY:

MFD's primary investment objective is to seek a high level of current return consisting of dividends, interest and other similar income while attempting to preserve capital. In pursuing this objective, MFD's investments will focus predominantly on securities of companies involved in the management, ownership and/or operation of infrastructure and utility assets.

Under normal market conditions, MFD will seek to invest more than 50% of the Fund's total assets outside of the U.S. These investments will focus on developed economies, which should reduce the level of potential currency volatility. The advisor and sub-advisors believe that international diversity has two major benefits for investors. First, it gives investors exposure to the fundamentals of different economies, providing diversity against U.S. domiciled investments. Second, by investing in select developed economies, MFD should be able to provide investors with exposure to a much broader range of infrastructure/utility businesses. The Fund is comprised of two components. The "core component," consisting primarily of equity and equity-like securities issued by infrastructure issuers and the "senior loan component" comprised of infrastructure senior secured floating rate loans. The "core component" is funded by the issuance of equity, while the "senior loan component" is funded by a commercial paper facility. This provides a unique leverage structure for the Fund, whereby the floating rate nature of the commercial paper facility has been matched to the floating rate nature of the senior secured loans. This is intended to protect the Fund against rising interest rates.

PERFORMANCE DURING 2005:

MFD posted a market share price total return of 28.0% for the year ended May 31, 2005. MFD's NAV total return was 32.2% over the same period. These returns compare to a 32.4% gain posted by the S&P U.S. Utilities Accumulation Index (in U.S. Dollars).

In line with MFD's overall investment strategy, investments made by MFD were focused outside of the U.S. As such, MFD had minimal exposure to the strong performance in the S&P U.S. Utilities Accumulation Index, which in turn was underpinned by improving fundamentals and expectations within the U.S.A. regarding earnings growth for a number of companies within the sector.

During the year, equity investments in the core component of MFD, were focused on the United Kingdom, Canada and Italy. In particular, MFD benefited from strong performance of its United Kingdom and Canadian equity investments.

With respect to the United Kingdom investments, MFD established a number of positions in U.K. water companies that benefited from the finalization of the U.K. water regulatory review process in the later part of 2004. The share prices of water companies within the portfolio responded positively to the review, with all investments up in excess of 14% over the fiscal year ended May 31, 2005 (in local currency terms) and the price of AWG, the Fund's largest water company investment, increasing by 46%. MFD intends to retain a focus on this sector, given the high cash yield, low risk nature of returns from this category of asset. However, given the finalization of return parameters through 2010, as established in the regulatory review process, and the resultant re-rating in share prices that has occurred, MFD does not expect the price return profile experienced during the last year to be sustained going forward. In Canada, MFD capitalized on general weakness brought about by interest rate uncertainties during 2004, establishing positions in a number of infrastructure focused income trusts. These entities have provided pleasing returns as the market refocused on these securities over the course of the year. Canadian investments within the portfolio represent a diverse mix of infrastructure assets including: contracted power generation; pipelines and water heaters. Over the year, the strongest price performers within Canada (in local currency terms) were UE Waterheaters, up 30%, and Northland Power, up 30%.

Currency movements, on the whole, have had a positive impact on NAV over the course of the year. As an indication of the impact of currency movements, the U.S. Dollar was up 1% against the British Pound, down 1% against the Euro, down 8% against the Canadian Dollar and down 6% against the Australian Dollar. A negative movement in the U.S. Dollar is a

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COMMENTARY ON THE MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND - CONTINUED
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positive for NAV, as the value of the Fund's offshore holdings increase in value, and for yield, as foreign sourced income streams become more valuable in U.S. Dollars. MFD's largest overseas weightings were in the United Kingdom (24%) and Canada (18%).

The performance of the senior loan component of the portfolio met expectations during the Fund's fiscal year ended May 31, 2005. As you will recall, the senior loan component of the Fund is invested in U.S. Dollar denominated senior secured floating rate corporate loans primarily in the global utilities, infrastructure and related industries, intended to provide the fund with a stable income stream from which to pay dividends.

In general, the senior loan market performed well during the Fund's fiscal year, as the rebound in the U.S. and global economies continued to gain strength, and the Federal Reserve began to respond to this growth and its consequential threat of rising inflation by raising short-term interest rates by 0.25% on eight separate occasions since June 2004. As floating rate debt instruments whose interest rates reset at a fixed credit spread (the risk premium) over short-term interest rates, senior loans, subject to approximately a 90-day lag, tend to benefit from rising interest rates, as their yields typically increase in similar proportion. During the Fund's fiscal year, a modest percentage of the cumulative increase in short-term rates was offset by lower credit spreads, as the level of risk in the senior loan market was widely perceived to be declining from 2001-2003 levels. The greatest risk to senior loans are defaults, which fell during the Fund's fiscal year to slightly in excess of 1%, well below a long-term moving average in excess of 3.5% and a median rate of about 2%.

While the market value total return of 28.0% has been broadly in line with the total NAV return of 32.2% over the course of the year, the share price discount to NAV remains at around 9% as of July 6, 2005. We believe this can be attributed to continued broader market concerns about the impact of interest rate tightening on the performance of closed-end funds and the relatively short historical performance record of MFD.

PORTFOLIO COMPOSITION:

As of May 31, 2005, the core component represented 73.1% of the Fund's total investments, senior loans 26.5% and cash/cash equivalents 0.4%. With respect to the core component, the Fund had investments in 17 equity/equity like securities as of May 31, 2005, providing both geographic and industry diversity. With respect to the senior loan component, the Fund had invested in 50 senior secured loan facilities spread across a number of infrastructure related industries. The portfolio components of the Fund are summarized in the charts below.

INDUSTRY DIVERSIFICATION+

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Water-Utilities                                                            16.3%
Electric-Utilities                                                         22.2%
Heating/Energy Services                                                     6.8%
Multi-Utilities                                                             7.8%
Gas-Pipelines                                                              10.9%
Power Generation                                                            4.9%
Gas-Utilities                                                               4.2%
Senior Secured Loans (Various)                                             26.5%
Cash/Cash Equivalents                                                       0.4%

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COMMENTARY ON THE MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND
                           & INCOME FUND - CONTINUED
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COUNTRY DIVERSIFICATION+

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Australia                                                                   5.7%
Canada                                                                     18.1%
United Kingdom                                                             24.1%
Italy                                                                      15.6%
United States                                                               9.6%
Senior Secured Loans (United States)                                       26.5%
Cash/Cash Equivalents                                                       0.4%

+ Percentages are based upon total investments; please note that percentages shown on the Portfolio of Investments are based on net assets.

The outlook for U.S. and European economic growth, direction of U.S. monetary policy, Chinese currency revaluation and movements in oil prices appear to be the key macro fundamentals driving investment decisions in both equity and currency markets. Within an uncertain macro environment, MFD's portfolio construction continues to be underpinned by a bottom-up fundamental analysis process, focused on companies we believe can deliver sustainable cash yield to the Fund.

Over the medium to long term, we believe the outlook for the global infrastructure and utilities sector looks promising, with regulatory reforms in a number of countries and new listings potentially providing additional investment opportunities for the Fund.

CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. and/or Macquarie Infrastructure Fund Adviser, LLC and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would," or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the Fund's actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of First Trust Advisors L.P. and/or Macquarie Infrastructure Fund Adviser, LLC and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.


Page 4                   See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS
MAY 31, 2005

                                                                       MARKET
   SHARES                        DESCRIPTION o                          VALUE
-----------   ------------------------------------------------      ------------

COMMON STOCKS - 74.7%

     AUSTRALIA - 7.7%
    330,015  Australian Pipeline Trust .......................      $    909,798
 14,190,788  Envestra Ltd. ...................................        12,111,649
  1,717,775  GasNet Australia Group ..........................         3,191,683
                                                                    ------------
                                                                      16,213,130
                                                                    ------------

     ITALY - 21.2%
  2,100,000  Enel SPA ........................................        18,864,442
  1,613,728  Snam Rete Gas SPA ...............................         8,638,163
  6,500,000  Terna SPA .......................................        17,077,057
                                                                    ------------
                                                                      44,579,662
                                                                    ------------

     UNITED KINGDOM - 32.8%
  1,323,275  AWG plc .........................................        21,532,397
  1,115,096  Kelda Group plc .................................        13,048,927
  1,000,000  National Grid Transco plc .......................         9,766,864
    655,149  Severn Trent plc ................................        12,041,557
  1,017,999  United Utilities plc ............................        12,541,623
                                                                    ------------
                                                                      68,931,368
                                                                    ------------

     UNITED STATES - 13.0%
    265,000  Ameren Corp. ....................................        14,463,700
    285,000  Consolidated Edison, Inc. .......................        12,970,350
                                                                    ------------
                                                                      27,434,050
                                                                    ------------

             TOTAL COMMON STOCKS .............................       157,158,210
             (Cost $132,726,352)                                    ------------

CANADIAN INCOME TRUSTS - 24.6%

  1,223,300  Northland Power Income Fund .....................        13,936,576
  1,672,800  Pembina Pipeline Income Fund ....................        18,471,167
    990,300  The Consumer's Waterheater Income Fund ..........        12,489,204
    629,200  UE Waterheater Income Fund ......................         6,832,374
                                                                    ------------

             TOTAL CANADIAN INCOME TRUSTS ....................        51,729,321
             (Cost $38,491,526)                                     ------------

                                                    BANK LOAN
 PRINCIPAL                                           RATINGS+                           STATED           MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P         COUPON        MATURITY*          VALUE
-----------   --------------------------------   ----------------      ------------  -------------    -------------
 SENIOR FLOATING RATE TERM LOAN  INTERESTS** - 35.9%

      COMMERCIAL SERVICES & SUPPLIES - 2.2%
              ENVIRONMENTAL SERVICES - 2.2%
$ 1,474,528   Duratek, Inc. ..................      B1       BB-       6.00%-6.55%     12/16/09          1,473,606
  1,954,545   Envirocare of Utah, LLC ........     NR(a)    NR(a)         6.11%         4/13/10          1,948,844
  1,306,354   EnviroSolutions Holdings, Inc. .     NR(a)    NR(a)         7.62%         3/01/09          1,303,088
                                                                                                      ------------

              TOTAL COMMERCIAL SERVICES & SUPPLIES                                                       4,725,538
                                                                                                      ------------


                     See Notes to Financial Statements.                   Page 5

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
MAY 31, 2005

                                                    BANK LOAN
 PRINCIPAL                                           RATINGS+                         STATED         MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P        COUPON       MATURITY*        VALUE
-----------  ---------------------------------   ----------------    ------------  -------------   -------------
SENIOR FLOATING RATE TERM LOAN  INTERESTS** - CONTINUED

   DIVERSIFIED TELECOMMUNICATION SERVICES - 3.3%
             INTEGRATED TELECOMMUNICATION SERVICES - 3.3%
$1,000,000   Fairpoint Communications, Inc. ....   B1       BB-       5.13%-5.44%      2/08/12     $    1,004,500
 1,000,000   GCI Holdings, Inc. ................   Ba2      BB+          5.35%        10/31/07          1,006,250
 1,000,000   Hawaiian Telecom
                Communications, Inc. ...........   B1       B+           7.25%        10/31/12          1,008,750
 1,000,000   Iowa Telecommunications
                Services, Inc. .................   Ba3      BB-       4.97%-5.10%     11/23/11          1,006,667
 2,000,000   NTL Investment Holdings Ltd. ......   B1       BB-          6.41%         5/10/12          2,005,000
   980,000   Valor Telecommunications
                Enterprises, LLC ...............   Ba3      BB-       5.10%-5.10       2/14/12            984,900
                                                                                                   --------------
             TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                               7,016,067
                                                                                                   --------------

   ELECTRIC UTILITIES - 6.8%
             ELECTRIC UTILITIES - 6.8%
 1,229,018   Allegheny Energy Supply Inc. ......   Ba2      BB-       5.62%-5.95%      3/08/11          1,239,516
 2,000,000   Cogentrix Delaware
                Holdings, Inc. .................   Ba2      BB+          4.88%         4/14/12          2,006,500
 2,000,000   Coleto Creek WLE, LP (c) ..........   Ba3      BB-          8.50%         6/30/12          2,020,834
   931,340   Midwest Generation, LLC ...........   Ba3      BB-      5.12% - 5.41%     4/27/11            940,886
 1,122,188   NRG Energy, Inc. ..................   Ba3      BB        4.97%-5.26%     12/24/11          1,128,640
   875,000   NRG Energy, Inc.,
                (Letter of Credit) .............   Ba3      BB           4.97%        12/24/11            880,031
   997,500   NSG Holdings II LLC ...............   B1       B+           6.09%        12/13/11          1,004,981
   992,500   Reliant Energy, Inc. ..............   B1       B+        5.47%-6.09%      4/30/10            994,273
   773,303   Riverside Energy Center, LLC ......   Ba3       B           7.44%         6/24/11            788,769
    84,958   Rocky Mountain Energy
                Center, LLC,
                 (Letter of Credit) ............   Ba3       B           7.44%         6/24/11             86,658
 1,088,538   Rocky Mountain Energy Center,
                 LLC ...........................   Ba3       B           7.44%         6/24/11          1,110,309
 1,996,462   Texas Genco, LLC ..................   Ba2      BB        5.01%-5.09%     12/14/11          2,009,355
                                                                                                   --------------
             TOTAL ELECTRIC UTILITIES                                                                  14,210,752
                                                                                                   --------------

   ENERGY EQUIPMENT & SERVICES - 0.5%
             OIL & GAS EQUIPMENT & SERVICES - 0.5%
 1,000,000   Complete Energy Services, Inc. ....   NR       NR        6.38%-6.69%      2/08/12          1,000,000
                                                                                                   --------------
             TOTAL ENERGY EQUIPMENT & SERVICES                                                          1,000,000
                                                                                                   --------------

   HEALTH CARE PROVIDERS & SERVICES - 7.6%
             HEALTH CARE FACILITIES - 2.8%
 2,980,000   Lifepoint Hospitals, Inc. .........   Ba3      BB           4.72%         4/15/12          2,980,933
 3,000,000   Select Medical Corp. ..............   B1       BB-       4.84%-5.04%      2/24/12          2,990,250
                                                                                                   --------------
                                                                                                        5,971,183
                                                                                                   --------------

             HEALTH CARE SERVICES - 1.9%
 1,990,000   Ardent Health Services, Inc. ......   B1       B+           5.35%         8/12/11          1,987,512
 1,990,000   CHS/Community Health
                Systems, Inc. ..................   Ba3      BB-       4.85%-5.07%      8/19/11          2,006,169
                                                                                                   --------------
                                                                                                        3,993,681
                                                                                                   --------------


Page 6                   See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
MAY 31, 2005

                                                    BANK LOAN
 PRINCIPAL                                           RATINGS+                         STATED         MARKET
   VALUE                DESCRIPTION o             MOODY'S    S&P        COUPON       MATURITY*        VALUE
-----------  ---------------------------------   ----------------    ------------  -------------   -------------
SENIOR FLOATING RATE TERM LOAN  INTERESTS** - CONTINUED

   HEALTH CARE PROVIDERS & SERVICES - (CONTINUED)
             MANAGED HEALTH CARE - 2.9%
$1,985,000   IASIS Healthcare Corp. ............   B1       B+        5.34%-5.37%      6/22/11     $  2,002,782
 1,985,000   Medcath Holdings Corp. ............   B2       B+        5.55%-7.25%      6/30/11        2,001,128
 1,990,000   Vanguard Health Systems, Inc. .....   B2        B           6.34%         9/23/11        2,011,558
                                                                                                   ------------
                                                                                                      6,015,468
                                                                                                   ------------
             TOTAL HEALTH CARE PROVIDERS & SERVICES                                                  15,980,332
                                                                                                   ------------

   MEDIA - 4.9%
             BROADCASTING & CABLE TV - 4.9%
   992,500   Bragg Communications, Inc. ........  NR(a)     NR           5.82%         8/31/11          999,944
 3,000,000   Century Cable Holdings, LLC .......   NR       NR           8.00%         6/30/09        2,954,463
 3,000,000   Charter Communications
                Operating, LLC .................   B2        B          6.190%         9/18/07        2,958,750
   581,816   Mediacom Illinois, LLC,
                (Revolving Credit) .............   Ba3      BB-       0.63%-4.35%      9/30/11          556,603
 2,000,000   UPC Distribution Holding B.V. .....   B1        B           6.60%        12/31/11        2,006,562
 1,000,000   UPC Distribution Holding B.V. .....   B1        B           5.75%         9/30/12          995,625
                                                                                                   ------------
             TOTAL MEDIA                                                                             10,471,947
                                                                                                   ------------

   METALS & MINING - 0.7%
             DIVERSIFIED METALS & MINING - 0.7%
   997,500   Murray Energy Corp. and
                 Coal Resources, Inc. ..........   B3      NR(a)         6.10%         1/28/10          995,006
   498,750   Murray Energy Corp. and
                Coal Resources, Inc. (c) .......  Caa3     NR(a)        10.85%         1/28/11          516,206
                                                                                                   ------------
             TOTAL METALS & MINING                                                                    1,511,212
                                                                                                   ------------

   MULTI-UTILITIES & UNREGULATED POWER - 1.3%
             MULTI-UTILITIES & UNREGULATED POWER - 1.3%
 1,000,000   Kgen, LLC .........................   B2        B           5.64%         8/05/11          970,000
 2,000,000   Kgen, LLC (c) .....................   B3       B-          12.01%         8/05/11        1,860,000
                                                                                                   ------------
           TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                  2,830,000
                                                                                                   ------------

   OIL & GAS - 4.7%
             OIL & GAS EXPLORATION & PRODUCTION - 3.0%
 1,985,286   Mainline, L.P. ....................   Ba3     NR(a)         5.43%        12/01/11        2,005,139
   898,343   Plains Resources Inc. .............   B1       BB           5.10%         7/23/10          908,449
 3,305,385   SemCrude, L.P. ....................   Ba3       B        5.35%-6.75%      3/16/11        3,326,043
                                                                                                   ------------
                                                                                                      6,239,631
                                                                                                   ------------

             OIL & GAS REFINING, MARKETING & TRANSPORTATION - 1.7%
 2,506,890   El Paso Corp. .....................   B3       B-           5.62%        11/23/09        2,510,372
 1,000,000   LB Pacific, LP ....................   B1       B-        5.84%-6.13%      3/03/12        1,007,500
                                                                                                   ------------
                                                                                                      3,517,872
                                                                                                   ------------
             TOTAL OIL & GAS                                                                          9,757,503
                                                                                                   ------------


                   See Notes to Financial Statements.                    Page 7

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
MAY 31, 2005

                                                     BANK LOAN
 PRINCIPAL                                            RATINGS+                         STATED          MARKET
   VALUE                DESCRIPTION o              MOODY'S    S&P        COUPON       MATURITY*        VALUE
-----------   ---------------------------------   ----------------    ------------  -------------   -------------
SENIOR FLOATING RATE TERM LOAN INTERESTS** - CONTINUED
    ROAD & RAIL - 2.0%
              RAILROADS - 2.0%
$ 3,107,892   Kansas City Southern Railway
                 Company .......................    Ba3      BB+       4.76%-4.87%      3/31/08     $    3,128,093
    990,835   Railamerica Transportation Corp. .    Ba3      BB           5.56%         9/29/11          1,004,872
                                                                                                    --------------
              TOTAL ROAD & RAIL                                                                          4,132,965
                                                                                                    --------------

    WIRELESS TELECOMMUNICATION SERVICES - 1.9%
              WIRELESS TELECOMMUNICATION SERVICES - 1.9%
  1,995,000   AAT Communications Corp. .........    B1       B-        5.77%-5.8%       1/16/12          2,008,716
  2,000,000   American Tower, L.P. .............    Ba3       B        4.85%-5.21%      5/16/12          2,006,666
                                                                                                    --------------
              TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                  4,015,382
                                                                                                    --------------

              TOTAL SENIOR FLOATING RATE TERM LOAN INTERESTS                                            75,651,698
              (Cost $75,591,339)                                                                    --------------

REPURCHASE AGREEMENT - 0.6%
(Cost $1,200,000)

  1,200,000   Agreement with Wachovia Capital Markets, LLC, 3.00% dated 05/31/05 to be repurchased at $1,200,100 on 6/1/05, collateralized by $1,225,000 Federal
                 Home Loan Mortgage Bank, 6.00% due 11/15/24 (Value $1,228,270)                          1,200,000
                                                                                                    --------------

              TOTAL INVESTMENTS - 135.8% .................................................             285,739,229
              (Cost $248,009,217) (b)                                                               --------------

              NET OTHER ASSETS AND LIABILITIES - (0.2)% ..................................                (351,600)
                                                                                                    --------------

              LOAN OUTSTANDING - (35.6)% .................................................             (75,000,000)
                                                                                                    --------------
              NET ASSETS - 100.0% ........................................................          $  210,387,629
                                                                                                    ==============

-------------------------
  o All percentages shown in the Portfolio of Investments are based on net assets.

(a) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

(b)   Aggregate cost for federal income tax purposes is $251,130,570.

(c)   This issue is secured by a second lien on the issuer's assets.

  + Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Rating Group are considered to be below investment grade. (Bank loan ratings are unaudited.

NR    Not Rated.

 * Senior Loans generally are subject to mandatory and/or optional prepayment. Because of the mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown. Senior Loans generally have maturities that range from five to eight years; however, the Fund estimates that refinancing and prepayments result in an average maturity of the Senior Loans held in its portfolio to be approximately 18-30 months.

** Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a Senior Loan.


Page 8                  See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2005

ASSETS:
Investments, at value
   (Cost $248,009,217) ......................................................................   $ 285,739,229
Cash ........................................................................................       1,492,842
Receivable for investment securities sold ...................................................       1,001,250
Dividends receivable ........................................................................         790,817
Interest receivable .........................................................................         541,458
Prepaid expenses ............................................................................          18,612
                                                                                                -------------
   Total Assets .............................................................................     289,584,208
                                                                                                -------------

LIABILITIES:
Outstanding loan payable ....................................................................      75,000,000
Payable for investment securities purchased .................................................       3,072,961
Investment advisory fee payable .............................................................         714,941
Interest and fees due on loan payable .......................................................         249,781
Audit and legal fees payable ................................................................          64,392
Payable to administrator ....................................................................          22,779
Custodian fees payable ......................................................................           9,386
Trustees' fees payable ......................................................................           6,963
Other liabilities ...........................................................................          55,376
                                                                                                -------------
   Total Liabilities ........................................................................      79,196,579
                                                                                                -------------
NET ASSETS ..................................................................................   $ 210,387,629
                                                                                                =============

NET ASSETS CONSIST OF:
Accumulated net investment loss .............................................................   $  (1,789,965)
Accumulated net realized gain on investments sold and foreign currencies and net other assets       3,356,385
Net unrealized appreciation of investments and foreign currencies and net other assets ......      37,729,154
Par value ...................................................................................          89,802
Paid-in capital .............................................................................     171,002,253
                                                                                                -------------
   Net Assets ...............................................................................   $ 210,387,629
                                                                                                =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) ........................   $       23.43
                                                                                                =============
Number of Common Shares outstanding .........................................................       8,980,236
                                                                                                =============


                    See Notes to Financial Statements.                    Page 9

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2005

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $1,092,101) ............................   $ 12,898,429
Interest ............................................................................      3,461,849
Other ...............................................................................        169,787
                                                                                        ------------
   Total investment income ..........................................................     16,530,065
                                                                                        ------------
EXPENSES:
Investment advisory fee .............................................................      2,659,238
Interest and fees on outstanding loan payable .......................................      1,957,298
Administration fee ..................................................................        252,742
Audit and legal fees ................................................................        221,994
Custodian fees ......................................................................         98,006
Printing fees .......................................................................         52,193
Trustees' fees and expenses .........................................................         37,636
Other ...............................................................................        172,325
                                                                                        ------------
Total expenses ......................................................................      5,451,432
                                                                                        ------------
NET INVESTMENT INCOME ...............................................................     11,078,633
                                                                                        ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain/(loss) on:
  Investments sold ..................................................................      4,748,854
  Foreign currencies and net other assets ...........................................        (75,032)
                                                                                        ------------
Net realized gain on investments sold during the period .............................      4,673,822
                                                                                        ------------
Net change in unrealized appreciation/(depreciation) of:
  Investments .......................................................................     36,987,309
  Foreign currencies and net other assets ...........................................         25,369
                                                                                        ------------
Net change in unrealized appreciation/(depreciation) of investments during the period     37,012,678
                                                                                        ------------
Net realized and unrealized gain on investments .....................................     41,686,500
                                                                                        ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................   $ 52,765,133
                                                                                        ============


Page 10                 See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             YEAR           PERIOD
                                                                                             ENDED           ENDED
                                                                                           5/31/2005       5/31/2004*
                                                                                         -------------    -------------
Net investment income ................................................................   $  11,078,633    $     961,404
Net realized gain/(loss) on investments sold during the period .......................       4,673,822          (42,083)
Net change in unrealized appreciation/(depreciation) of investments during the period       37,012,678          716,476
                                                                                         -------------    -------------
Net increase in net assets resulting from operations .................................      52,765,133        1,635,797

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ................................................................     (15,176,599)              --
                                                                                         -------------    -------------
Total distributions to shareholders ..................................................     (15,176,599)              --

CAPITAL TRANSACTIONS:
Net proceeds from sale of 8,980,236 shares of Common Shares ..........................              --      171,163,298
                                                                                         -------------    -------------
Net increase in net assets ...........................................................      37,588,534      172,799,095

NET ASSETS:
Beginning of period ..................................................................     172,799,095               --
                                                                                         -------------    -------------
End of period ........................................................................   $ 210,387,629    $ 172,799,095
                                                                                         =============    =============
Undistributed net investment income/(accumulated net investment loss) at end of period   $  (1,789,965)   $     919,321
                                                                                         =============    =============

------------------------------------------------

*     The Fund commenced operations on March 16, 2004.


                    See Notes to Financial Statements.                   Page 11

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MAY 31, 2005

Cash flows from operating activities:
      Investment income received ...........................   $     3,171,068
      Dividend income received .............................        13,057,178
      Payment of operating expenses ........................        (3,109,036)
      Proceeds from sales of long-term securities ..........       106,862,424
      Purchases of long-term securities ....................      (232,642,681)
      Net proceeds from short-term investments .............        56,000,000
      Interest expense .....................................        (1,707,517)
                                                               ---------------

CASH USED BY OPERATING ACTIVITIES ..........................                      $   (58,368,564)
                                                                                  ---------------

 Cash flows from financing activities:
      Distributions paid ...................................       (15,176,599)
      Issuance of loan .....................................        75,000,000
CASH PROVIDED BY FINANCING ACTIVITIES ......................                           59,823,401
                                                                                  ---------------

    Increase in cash .......................................                            1,454,837
    Cash at beginning of year ..............................                               38,005
                                                                                  ---------------
    Cash at end of year ....................................                      $     1,492,842
                                                                                  ===============

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
   TO CASH USED BY OPERATING ACTIVITIES:

Net increase in net assets resulting from operations .......                      $    52,765,133
      Increase in investments* .............................   $   (65,597,492)
      Increase in interest and dividends receivable ........          (376,335)
      Increase in receivable for investments sold ..........        (1,001,250)
      Increase in other assets .............................              (621)
      Decrease in payable for investments purchased ........       (44,793,499)
      Increase in interest expense payable .................           249,781
      Increase in accrued expenses .........................           385,719
                                                               ---------------
Cash used by operating activities ..........................                      $   (58,368,564)
                                                                                  ===============

--------------------------------------------------
*     Includes net change in unrealized appreciation of $36,987,309.


Page 12                   See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                              YEAR           PERIOD
                                                                              ENDED          ENDED
                                                                            5/31/2005      5/31/2004*
                                                                           -----------     -----------
Net asset value, beginning of period ...................................   $     19.24     $     19.10
                                                                           -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..................................................          1.23            0.11
Net realized and unrealized gain on investments ........................          4.65            0.07
                                                                           -----------     -----------
Total from investment operations .......................................          5.88            0.18
                                                                           -----------     -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..................................................         (1.69)             --
                                                                           -----------     -----------
Total from distributions ...............................................         (1.69)             --
                                                                           -----------     -----------
Common Shares offering costs charged to paid-in capital ................            --           (0.04)
                                                                           -----------     -----------
Net asset value, end of period .........................................   $     23.43     $     19.24
                                                                           ===========     ===========
Market value, end of period ............................................   $     20.87     $     17.70
                                                                           ===========     ===========

TOTAL RETURN BASED ON NET ASSET VALUE(A)+ ..............................         32.15%           0.73%
                                                                           ===========     ===========
TOTAL RETURN BASED ON MARKET VALUE(B)+ .................................         27.96%         (11.50)%
                                                                           ===========     ===========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...................................   $   210,388     $   172,799
Ratio of total expenses to average net assets excluding interest expense          1.78%           1.47%**
Ratio of total expenses to average net assets ..........................          2.78%            N/A
Ratio of net investment income to average net assets ...................          5.65%           3.14%**
Portfolio turnover rate ................................................         42.96%           0.00%

SENIOR INDEBTEDNESS:
Loan outstanding (in 000's) ............................................   $    75,000           $ N/A
Asset coverage per $1,000 of senior indebtedness (c) ...................   $     3,805           $ N/A

--------------------------------------------------

*     The Fund commenced operations on March 16, 2004.

**    Annualized.

(a) Total return based on net asset value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in net asset value per share and does not reflect sales load.

(b) Total return based on market value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in Common Share price per share, all based on market price per share.

(c) Calculated by subtracting the Fund's total liabilities (not including the loan outstanding) from the Fund's total assets, and dividing by the amount of senior indebtedness.

+     Total return is not annualized for periods less than one year.

N/A   Not applicable.


                  See Notes to Financial Statements.                     Page 13

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  MAY 31, 2005

                               1. FUND DESCRIPTION

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on January 21, 2004, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol MFD on the New York Stock Exchange.

The Fund's investment objective is to seek a high level of current return consisting of dividends, interest and other similar income while attempting to preserve capital. In pursuit of the objective, the Fund seeks to manage its investments and expenses so that a significant portion of its distributions to the Fund's Common Shareholders will qualify as tax-advantaged dividends, subject to the continued availability of favorable tax treatment for such qualifying dividends. The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio of equity, debt, preferred or convertible securities and other instruments (for instance, other instruments could include Canadian income trusts and Australian stapled securities) issued by U.S. and non-U.S. issuers ("Infrastructure Issuers") that have as their primary focus (in terms of income and/or assets) the management, ownership and/or operation of infrastructure and utilities assets ("Infrastructure Assets") in a select group of countries.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio and other assets. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value, or in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. Dollars using exchange rates in effect at the time of valuation.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  MAY 31, 2005

day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value as determined in accordance with procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940Act.

REPURCHASE AGREEMENTS:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded loan commitments of approximately $1,356,731 as of May 31, 2005. The Fund is obligated to fund these loan commitments at the borrower's discretion. Net unrealized depreciation of $32,808 from these commitments is included in other liabilities on the Statement of Assets and Liabilities.

FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. Dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other assets and liabilities. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  MAY 31, 2005

foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold. Unrealized depreciation of $858 from dividends receivable in foreign currencies are included in Dividends receivable on the Statement of Assets and Liabilities.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Permanent differences incurred during the year ended May 31, 2005, resulting in book and tax accounting differences, have been reclassified at year end to reflect a decrease in accumulated net investment loss by $1,388,680, a decrease in accumulated net realized gain on investments sold by $1,317,437 and a decrease in paid-in capital by $71,243. Net assets were not affected by this reclassification.

The tax character of distributions paid during the fiscal year ended May 31, 2005 and the period ended May 31, 2004 is as follows:

                                                           2005         2004
                                                           ----         ----
Distributions paid from:
Ordinary Income................................        $15,176,599   $       --

As of May 31, 2005, the components of distributable earnings on a tax basis are as follows:

Undistributed Ordinary Income..................        $ 4,731,226
Net Unrealized Appreciation....................         34,607,801

INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

EXPENSES:

The Fund will pay all expenses directly related to its operations.

ORGANIZATIONAL AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust, Macquarie Infrastructure Fund Adviser, LLC ("MIFA") and Four Corners Capital Management, LLC ("Four Corners") have paid all organizational expenses and all offering costs of the Fund (other than sales load) that exceeded $0.04 per Common Share. The Fund's estimated share of Common Share offering costs, $359,209, was recorded as a reduction of the proceeds from the sale of Common Shares during the period ended May 31, 2004.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  MAY 31, 2005

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a quarterly fee calculated at an annual rate of 0.40% of the Fund's Total Assets, up to $250 million and 0.35% of the Fund's Total Assets over $250 million. Total assets are generally defined as average daily total assets (including any principal amount of any borrowings) minus the Fund's accrued liabilities (excluding the principal amount of any borrowings incurred).

MIFA and Four Corners will serve as the Fund's sub-advisors and will manage the Fund's portfolio subject to First Trust's supervision. MIFA manages the Core Component and, for its portfolio management services, MIFA is entitled to a quarterly fee calculated at an annual rate of 0.60% for that portion of the Fund's Total Assets allocated to MIFA. If the Fund's Total Assets are greater than $250 million, MIFA will receive an annual portfolio management fee of 0.65% for that portion of the Fund's Total Assets over $250 million. In addition, to the extent that MIFA invests a portion of the Core Component in unlisted securities ("Core Unlisted Instruments"), MIFA is entitled to receive a supplemental fee of 0.60% of that portion of the Fund's Total Assets invested in Core Unlisted Instruments. Four Corners manages the Senior Loan Component and, for its portfolio management services, Four Corners is entitled to a quarterly fee calculated at an annual rate of 0.60% for that portion of the Fund's Total Assets allocated to Four Corners.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

Effective June 7, 2004, the Trustees of the Fund approved a revised compensation plan. Under the revised plan, the Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000, which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Trustees adopted the revised plan because the increase in the number of funds in the First Trust fund complex had the effect of rapidly increasing their compensation under the previous arrangements. Prior to June 7, 2004, the Fund paid each Trustee who was not an officer or employee of First Trust or any of its affiliates $10,000 per annum plus $1,000 per regularly scheduled meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended May 31, 2005, aggregated amounts were $186,737,532 and $107,938,706, respectively.

As of May 31, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $35,374,104 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $765,445.

                   5. REVOLVING CREDIT AND SECURITY AGREEMENT

On May 24, 2004, the Fund entered into a Revolving Credit and Security Agreement among the Fund, CRC Funding, LLC, as conduit lender, and Citigroup North America, Inc., as secondary lender, which provides for a revolving credit facility to be used as leverage for the Fund. The credit facility provides for a secured line of credit for the Fund, where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33 1/3% of the Fund's total assets after borrowings). The total commitment under the Revolving Credit and Security Agreement is $95,000,000. For the year ended May 31, 2005, the average amount outstanding was $69,069,863, with a weighted average

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  MAY 31, 2005

interest rate of 2.12%. The Fund also pays additional borrowing costs, which includes an administration fee of 0.02%, a program fee of 0.35% and a liquidity fee of 0.14% per year. Such expenses are included in Interest and fees on outstanding loan payable on the Statement of Operations.

                            6. CONCENTRATION OF RISK

The Fund intends to invest up to 100% of its Total Assets in the securities and instruments of Infrastructure Issuers. Given this industry concentration, the Fund will be more susceptible to adverse economic or regulatory occurrences affecting that industry than an investment company that is not concentrated in a single industry. Infrastructure Issuers, including utilities and companies involved in infrastructure projects, may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

                              7. POST-OCTOBER LOSS

Certain losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the Fund's following fiscal year. For fiscal year ended May 31, 2005, the Fund incurred and elected to defer $11,205 in capital losses and $32,253 in currency losses.

                               8. SUBSEQUENT EVENT

On June 7, 2005, the Fund declared a dividend of $0.33 per share to Common Shareholders of record June 21, 2005, payable June 30, 2005.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund"), including the portfolio of investments, as of May 31, 2005, the related statement of operations and cash flows for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period March 16, 2004 (inception) through May 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the Fund's custodian, brokers and selling or agent banks. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund as of May 31, 2005, the results of its operations and its cash flows, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
July 8, 2005

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  MAY 31, 2005

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) net asset value per Common Share on that date or (ii) 95% of the market price on that date.

      (2) If the Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  MAY 31, 2005

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, and First Trust/Four Corners Senior Floating Rate Income Fund II was held on September 13, 2004. At the Annual Meeting the Fund's Board of Trustees, consisting of James A. Bowen, Niel B. Nielson, Thomas R. Kadlec, Richard E. Erickson and David M. Oster, was elected to serve an additional one year term. The number of votes cast for James A. Bowen was 5,415,025, the number of votes withheld was 35,540 and the number of abstentions was 3,529,671. The number of votes cast for Niel B. Nielson was 5,414,425, the number of votes withheld was 36,140 and the number of abstentions was 3,529,671. The number of votes cast for Richard E. Erickson was 5,412,875, the number of votes withheld was 37,690 and the number of abstentions was 3,529,671. The number of votes cast for Thomas R. Kadlec was 5,415,025, the number of votes withheld was 35,540 and the number of abstentions was 3,529,671. The number of votes cast for David M. Oster was 5,418,290, the number of votes withheld was 32,275 and the number of abstentions was 3,529,671.

                                 TAX INFORMATION

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended May 31, 2005, 8.7% qualify for the corporate dividend received deduction available to corporate shareholders.

The Fund hereby designates as qualified dividend income distributions 72.11% of the ordinary income (including short-term capital gain), for the year ended May 31, 2005.

If the Fund meets the requirements of Section 853 of the Code, the Fund may elect to pass through to its shareholders credits for foreign taxes paid. The total amount of income received by the Fund from sources within foreign countries and possessions of the United States is $1.41 (representing a total of $12,670,480). The total amount of taxes paid to such countries is $0.12 per share (representing a total of $1,092,101).

                         NYSE CERTIFICATION INFORMATION

In accordance with Section 303A-12 of the New York Stock Exchange ("NYSE") Listed Company Manual, the Fund's President has certified to the NYSE that, as of September 28, 2004, he was not aware of any violation by the Fund of NYSE corporate governance listing standards. In addition, the Fund's reports to the SEC on Forms N-CSR, N-CSRS and N-Q contain certifications by the Fund's principal executive officer and principal financial officer that relate to the Fund's public disclosure in such reports and are required by Rule 30a-2 under the 1940 Act.

--------------------------------------------------------------------------------
MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  MAY 31, 2005

                         BOARD OF TRUSTEES AND OFFICERS

Information pertaining to the Trustees and officers* of the Trust is set forth below. The Statement of Additional Information ("SAI") includes additional information about the Trustees and is available without charge, upon request, by calling (800) 988-5891.

                                                                                           NUMBER OF              OTHER
                                                                                           PORTFOLIOS          TRUSTEESHIPS/
NAME, D.O.B., ADDRESS AND            TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S)     IN FUND COMPLEX       DIRECTORSHIPS
POSITION(S) WITH THE FUND          LENGTH OF TIME SERVED       DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE    HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson,               o   One year            Physician; President,           22 portfolios            None
Trustee                            o   15 months served    Wheaton Orthopedics;
D.O.B. 04/51                                               Co-owner and Co-
c/o First Trust Advisors L.P.                              Director, Sports Med
1001 Warrenville Road                                      Center for Fitness;
Suite 300                                                  Limited Partner,
Lisle, IL 60532                                            Gundersen Real Estate
                                                           Partnership

Niel B. Nielson, Trustee           o   One year            President, Covenant             22 portfolios       Director of Good
D.O.B. 03/54                       o   15 months served    College (June 2002 to                               News Publishers-
c/o First Trust Advisors L.P.                              Present); Pastor, College                           Crossway Books;
1001 Warrenville Road                                      Church in Wheaton                                   Covenant Transport,
Suite 300                                                  (1997 to June 2002)                                 Inc.
Lisle, IL 60532

Thomas R. Kadlec, Trustee          o   One year            Vice President and Chief        22 portfolios            None
D.O.B. 11/57                       o   15 months served    Financial Officer (1990
c/o First Trust Advisors L.P.                              to present), ADM
1001 Warrenville Road                                      Investor Services, Inc.
Suite 300                                                  (Futures Commission
Lisle, IL 60532                                            Merchant); Registered
                                                           Representative (2000 to
                                                           present), Segerdahl &
                                                           Company, Inc., an
                                                           NASD member (Broker-
                                                           Dealer)

David M. Oster, Trustee            o   One year            Trader and Market               10 portfolios            None
D.O.B. 03/64                       o   15 months served    Maker, Chicago Board
c/o First Trust Advisors L.P.                              Options Exchange (Self
1001 Warrenville Road                                      Employed-1987 to
Suite 300                                                  present in options
Lisle, IL 60532                                            trading and market
                                                           making)

--------------------------------------------------------------------------------
MANAGEMENT - (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  MAY 31, 2005

                   BOARD OF TRUSTEES AND OFFICERS (CONTINUED)

                                                                                           NUMBER OF              OTHER
                                                                                           PORTFOLIOS          TRUSTEESHIPS/
NAME, D.O.B., ADDRESS AND            TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S)     IN FUND COMPLEX       DIRECTORSHIPS
POSITION(S) WITH THE FUND          LENGTH OF TIME SERVED       DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE    HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
                                                    INTERESTED TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
James A. Bowen, Trustee,           o   One year Trustee    President, First Trust          22 portfolios          None
President, Chairman of the             term and indefinite Advisors L.P. and First
Board and CEO                          officer term        Trust Portfolios L.P;
D.O.B. 09/55                       o   15 months served    Chairman of the Board,
1001 Warrenville Road                                      BondWave LLC and
Suite 300                                                  Stonebridge Advisors
Lisle, IL 60532                                            LLC

--------------------------------------------------------------------------------------------------------------------------------
                                       OFFICER(S) WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------

Robert F. Carey, Vice              o   Indefinite term     Senior Vice President,          N/A                    N/A
President                          o   15 months served    First Trust Advisors L.P.
D.O.B. 07/63                                               and First Trust
1001 Warrenville Road                                      Portfolios L.P
Suite 300
Lisle, IL 60532

Mark R. Bradley, Treasurer,        o   Indefinite term     Chief Financial Officer,        N/A                    N/A
Controller, Chief Financial        o   15 months served    Managing Director,
Officer, Chief Accounting                                  First Trust Advisors L.P.
Officer                                                    and First Trust
D.O.B. 11/57                                               Portfolios L.P.; Chief
1001 Warrenville Road                                      Financial Officer,
Suite 300                                                  BondWave LLC and
Lisle, IL 60532                                            Stonebridge Advisors
                                                           LLC

W. Scott Jardine, Secretary        o   Indefinite term     General Counsel,                N/A                    N/A
and Chief Compliance               o   15 months served    First Trust Advisors L.P.
Officer                                                    and First Trust
D.O.B. 05/60                                               Portfolios L.P.;
1001 Warrenville Road                                      Secretary, BondWave
Suite 300                                                  LLC and Stonebridge
Lisle, IL 60532                                            Advisors LLC

--------------------------------------------------------------------------------
MANAGEMENT - (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                  MAY 31, 2005

                   BOARD OF TRUSTEES AND OFFICERS (CONTINUED)

                                                                                           NUMBER OF              OTHER
                                                                                           PORTFOLIOS          TRUSTEESHIPS/
NAME, D.O.B., ADDRESS AND            TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S)     IN FUND COMPLEX       DIRECTORSHIPS
POSITION(S) WITH THE FUND          LENGTH OF TIME SERVED       DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE    HELD BY TRUSTEE

-----------------------------------------------------------------------------------------------------------------------------
                                   OFFICER(S) WHO ARE NOT TRUSTEES (Continued)
-----------------------------------------------------------------------------------------------------------------------------
Roger F. Testin                    o   Indefinite term     Senior Vice President,             N/A                    N/A
Vice President                     o   15 months served    First Trust Advisors L.P.
D.O.B. 06/66                                               (August 2001 to
1001 Warrenville Road                                      present); Analyst, Dolan
Suite 300                                                  Capital Management
Lisle, IL 60532                                            (1998-2001)

Susan M. Brix                      o   Indefinite term     Representative, First              N/A                    N/A
Assistant Vice President           o   15 months served    Trust Portfolios L.P.;
D.O.B. 01/60                                               Assistant Portfolio
1001 Warrenville Road                                      Manager, First
Suite 300                                                  Trust Advisors L.P.
Lisle, IL 60532

Kristi A. Maher                    o   Indefinite term     Assistant General                  N/A                    N/A
Assistant Secretary                o   1 year served       Counsel, First Trust
D.O.B. 12/66                                               Portfolios L.P. (March
1001 Warrenville Road                                      2004 to present);
Suite 300                                                  Associate, Chapman and
Lisle, IL 60532                                            Cutler LLP (1995-2004)

---------------
* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                       This Page Left Blank Intentionally.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


         (a) AUDIT FEES (REGISTRANT) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for such fiscal years were $15,500 from inception on March 25, 2004 to May 31, 2004 and $37,000 for the fiscal year ended May 31, 2005.

         (b) AUDIT-RELATED FEES (REGISTRANT) -- The aggregate fees billed in the Fund's last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 from inception on March 25, 2004 to May 31, 2004 and $8,000 for the fiscal year ended May 31, 2005. These fees were for agreed upon procedures relating to coverage requirements.

                AUDIT-RELATED FEES (INVESTMENT ADVISER) -- The aggregate fees billed in the last two fiscal years (of the Registrant) for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the adviser's registration statements and are not reported under paragraph (a) of this Item were $0 from inception on March 25, 2004 to May 31, 2004 and $20,000 for the fiscal year ended May 31, 2005. These fees were for AIMR-PPS verification services.

         (c) TAX FEES (REGISTRANT) -- The aggregate fees billed in the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $0 from inception on March 25, 2004 to May 31, 2004 and $4,000 for the fiscal year ended May 31, 2005. These fees were for review and signing of tax returns.

                TAX FEES (INVESTMENT ADVISER) -- The aggregate fees billed in the last two fiscal years (of the Registrant) for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Fund's adviser were $0 from inception on March 25, 2004 to May 31, 2004 and $6,000 for the fiscal year ended May 31, 2005. These fees were for tax return preparation.

         (d) ALL OTHER FEES (REGISTRANT) -- The aggregate fees billed in the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 from inception on March 25, 2004 to May 31, 2004 and $0 for the fiscal year ended May 31, 2005.

                ALL OTHER FEES (INVESTMENT ADVISER) -- The aggregate fees billed in the last two fiscal years (of the Registrant) for products and services provided by the principal accountant to the registrant's investment adviser, other than services reported in paragraphs (a) through (c) of this Item were $0 from inception on March 25, 2004 to May 31, 2004 and $35,000 for the fiscal year ended May 31, 2005. These fees were for tax services in connection with the development of a new fund.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pursuant to its charter, the Audit Committee (the "COMMITTEE") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Fund by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee and shall report any such pre-approval to the full Committee.

         The Committee is also responsible for the approval of the independent auditor's engagements for non-audit services with the Fund's management (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund, subject to the DE MINIMIS exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Fund's management (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund that were not pre-approved pursuant to the DE MINIMIS exception, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                (b) 0%.

                (c) 0%.

                (d) 0%.

         (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

         (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years of the registrant were $0 for the registrant and the registrant's investment adviser from inception on March 25, 2004 to May 31, 2004 and $12,000 for the registrant and $61,000 for the registrant's investment adviser for the fiscal year ended May 31, 2005.


         (h) Not applicable. The audit committee pre-approved all non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     (a) The registrant has a separately designated audit committee consisting of all the independent directors of the registrant. The members of the audit committee are: Thomas R. Kadlec, Niel B. Nielson, David M. Oster and Richard E. Erickson.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                           FIRST TRUST ADVISORS L.P.
  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                             PROXY VOTING GUIDELINES

        First Trust Advisors, L.P. ("FIRST TRUST") serves as investment adviser providing discretionary investment advisory services for Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "FUND"). Macquarie Infrastructure Fund Adviser, LLC ("MIFA") serves as sub-adviser for the portion of the Fund's investment portfolio invested, or to be invested, in equity securities as well as other securities and instruments issued by U.S. and non-U.S. issuers that manage, own and/or operate infrastructure and utility assets in a select group of countries (the "CORE COMPONENT"). Four Corners Capital Management, LLC serves as sub-adviser for the portion of the Fund's investment portfolio invested, or to be invested, in U.S. dollar denominated senior secured floating-rate loans issued by U.S. and non- U.S. issuers that manage, own and/or operate infrastructure and utility assets (the "SENIOR LOAN COMPONENT"). As part of these services, First Trust has full responsibility for proxy voting and related duties with respect to the Senior Loan Component and the Core Component. In fulfilling these duties, First Trust and the Fund have adopted the following policies and procedures:

        1. It is First Trust's policy to seek to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.

        2. First Trust shall be responsible for the oversight of the Fund's proxy voting process and shall assign a senior member of its staff to be responsible for this oversight.

        3. First Trust has engaged the services of Institutional Shareholder Services, Inc. ("ISS") to make recommendations to First Trust on the voting of proxies related to securities held by the Fund. ISS provides voting recommendations based on established guidelines and practices. First Trust has adopted these ISS Proxy Voting Guidelines.

        4. With respect to proxies received for the Core Component, First Trust shall review the ISS recommendations and forward such recommendations to MIFA for review. First Trust generally will vote the proxies in accordance with ISS recommendations. MIFA may request that First Trust not vote in accordance with the ISS guidelines and First Trust may review and follow such request, unless First Trust determines that it is unable to follow such request. With respect to proxies received for the Senior Loan Component, First Trust shall review the ISS recommendations and generally will vote the proxies in accordance with ISS recommendations. Notwithstanding the foregoing, First Trust may not vote in accordance with the ISS recommendations if First Trust believes that the specific ISS recommendation is not in the best interests of the Fund.

        5. If First Trust manages the assets or pension fund of a company and any of First Trust's clients hold any securities in that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. In addition, if First Trust has actual knowledge of any other type of material conflict of interest between itself and the Fund with respect to the voting of a proxy, First Trust shall vote the applicable proxy in accordance with the ISS recommendations to avoid such conflict of interest.

        6. If the Fund requests First Trust to follow specific voting guidelines or additional guidelines, First Trust shall review the request and follow such guidelines, unless First Trust determines that it is unable to follow such guidelines. In such case, First Trust shall inform the Fund that it is not able to follow the Fund's request.

        7. First Trust may have clients in addition to the Fund which have provided First Trust with discretionary authority to vote proxies on their behalf. In such cases, First Trust shall follow the same policies and procedures.

EXHIBIT B

ISS 2005 PROXY VOTING

GUIDELINES SUMMARY

The following is a condensed version of all proxy voting recommendations contained in the ISS Proxy Voting Manual.

1. OPERATIONAL ITEMS

ADJOURN MEETING

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction for which ISS has recommended a FOR vote. Vote AGAINST proposals if the wording is too vague or if the proposal includes "other business."

AMEND QUORUM REQUIREMENTS

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

CHANGE COMPANY NAME

Vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

RATIFYING AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

o An auditor has a financial interest in or association with the company, and is therefore not independent

o     Fees for non-audit services are excessive, or

o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account the tenure of the audit firm, the length of rotation specified in the proposal, any significant audit-related issues at the company, the number of Audit Committee meetings held each year, the number of financial experts serving on the committee, and whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

TRANSACT OTHER BUSINESS

Vote AGAINST proposals to approve other business when it appears as voting item.

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

o Attend less than 75 percent of the board and committee meetings without a valid excuse

o     Implement or renew a dead-hand or modified dead-hand poison pill

o Adopt a poison pill without shareholder approval since the company's last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption

o Ignore a shareholder proposal that is approved by a majority of the shares outstanding

o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

o Failed to act on takeover offers where the majority of the shareholders tendered their shares

o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

o Are audit committee members and the non -audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

o Are inside directors or affiliated outside directors and the full board is less than majority independent

o Sit on more than six public company boards, or on more than two public boards in addition to their own if they are CEOs of public companies.

o Are on the compensation committee when there is a negative correlation between chief executive pay and company performance

o Have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election

AGE LIMITS

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

BOARD SIZE

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis based on the extent that shareholders have access to the board through their own nominations.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BYCASE basis, using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

o     Only if the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Generally vote FOR shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

o Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director).

o     Two-thirds independent board

o     All-independent key committees

o     Established governance guidelines

Additionally, the company should not have under-performed its peers.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

OPEN ACCESS

Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent's rationale for targeting the company in terms of board and director conduct.

STOCK OWNERSHIP REQUIREMENTS

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote CASE-BY-CASE shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

TERM LIMITS

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

3. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

o Long-term financial performance of the target company relative to its industry; management's track record

o     Background to the proxy contest

o     Qualifications of director nominees (both slates)

o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

Advance Notice Requirements for Shareholder Proposals/Nominations

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.

Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

o     Purchase price

o     Fairness opinion

o     Financial and strategic benefits

o     How the deal was negotiated

o     Conflicts of interest

o     Other alternatives for the business

o     Noncompletion risk.

ASSET SALES

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

o     Impact on the balance sheet/working capital

o     Potential elimination of diseconomies

o     Anticipated financial and operating benefits

o     Anticipated use of funds

o     Value received for the asset

o     Fairness opinion

o     How the deal was negotiated

o     Conflicts of interest.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items.

In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

o     Dilution to existing shareholders' position

o     Terms of the offer

o     Financial issues

o     Management's efforts to pursue other alternatives

o     Control issues

o     Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

o     The reasons for the change

o     Any financial or tax benefits

o     Regulatory benefits

o     Increases in capital structure

o     Changes to the articles of incorporation or bylaws of the company.

o Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

o     Adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

JOINT VENTURES

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

o Prospects of the combined company, anticipated financial and operating benefits

o     Offer price

o     Fairness opinion

o     How the deal was negotiated

o     Changes in corporate governance

o     Change in the capital structure

o     Conflicts of interest.

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

o     Tax and regulatory advantages

o     Planned use of the sale proceeds

o     Valuation of spinoff

o     Fairness opinion

o     Benefits to the parent company

o     Conflicts of interest

o     Managerial incentives

o     Corporate governance changes

o     Changes in the capital structure.

VALUE MAXIMIZATION PROPOSALS

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASHOUT PROVISIONS

Vote FOR proposals to opt out of control share cashout statutes.

DISGORGEMENT PROVISIONS

Vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS

Vote FOR proposals to opt out of state freezeout provisions.

GREENMAIL

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

STAKEHOLDER PROVISIONS

Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

STATE ANTITAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7. CAPITAL STRUCTURE

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Vote FOR management proposals to reduce the par value of common stock.

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

o It is intended for financing purposes with minimal or no dilution to current shareholders

o It is not designed to preserve the voting power of an insider or significant shareholder

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

RECAPITALIZATION

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

REVERSE STOCK SPLITS

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

SHARE REPURCHASE PROGRAMS

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to equity-based compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to plan participants, adjusted for:

o Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

o     Cash compensation, and

o     Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization.

Vote AGAINST plans that expressly permit the repricing of underwater stock options without shareholder approval.

Generally vote AGAINST plans in which (1) there is a disconnect between the CEO's pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based and (2) the CEO is the participant of the equity proposal. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO's total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also may WITHHOLD votes from the Compensation Committee members.

Generally vote AGAINST plans if the company's most recent three-year burn rate exceeds one standard deviation in excess of the industry mean and is over two percent of common shares outstanding. See Table 1 for details.

TABLE 1 : PROXY SEASON 2005 BURN RATE THRESHOLDS

                                                           RUSSELL 3000                        NON-RUSSELL 3000
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                                                                     Standard   Mean + Std              Standard    Mean + Std
GICS           GICS Dsec                                   Mean      Deviation     Dev         Mean     Deviation       Dev
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1010           Energy                                      1.60%       1.02%       2.61%       2.59%       2.19%       4.78%
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1510           Materials                                   1.55%       0.81%       2.36%       2.54%       1.92%       4.46%
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2010           Capital Goods                               1.86%       1.19%       3.05%       3.23%       2.93%       6.17%
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2020           Commercial Services & Supplies              2.87%       1.53%       4.40%       4.39%       3.68%       8.07%
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2030           Transportation                              2.10%       1.50%       3.60%       2.44%       2.22%       4.66%
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2510           Automobiles & Components                    2.10%       1.37%       3.48%       2.90%       2.28%       5.18%
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2520           Consumer  Durables & Apparel                2.40%       1.51%       3.90%       3.42%       2.79%       6.21%
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2530           Hotels  Restaurants & Leisure               2.39%       1.08%       3.48%       3.30%       2.87%       6.17%
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2540           Media                                       2.34%       1.50%       3.84%       4.12%       2.89%       7.01%
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2550           Retailing                                   2.89%       1.95%       4.84%       4.26%       3.50%       7.75%
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3010 to 3030   Food & Staples Retailing                    1.98%       1.50%       3.48%       3.37%       3.32%       6.68%
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3510           Health  Care  Equipment & Services          3.24%       1.96%       5.20%       4.55%       3.24%       7.79%
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3520           Pharmaceuticals & Biotechnology             3.60%       1.72%       5.32%       5.77%       4.15%       9.92%
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4010           Banks                                       1.44%       1.17%       2.61%       1.65%       1.60%       3.25%
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4020           Diversified Financials                      3.12%       2.54%       5.66%       5.03%       3.53%       8.55%
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4030           Insurance                                   1.45%       0.88%       2.32%       2.47%       1.77%       4.24%
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4040           Real Estate                                 1.01%       0.89%       1.90%       1.51%       1.50%       3.01%
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4510           Software & Services                         5.44%       3.05%       8.49%       8.08%       6.01%      14.10%
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4520           Technology Hardware & Equipment             4.00%       2.69%       6.68%       5.87%       4.25%      10.12%
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4530           Semiconductors & Semiconductor Equipmen     5.12%       2.86%       7.97%       6.79%       3.95%      10.74%
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5010           Telecommunication Services                  2.56%       2.39%       4.95%       4.66%       3.90%       8.56%
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5510           Utilities                                   0.90%       0.65%       1.55%       3.74%       4.63%       8.38%
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A company with high three-year average burn rates may avoid triggering the burn rate policy by committing to the industry average over the next years.

However, the above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate that they have improved committee performance based on additional public filing such as an DEFA 14A or 8K. The additional filing needs to present strong and compelling evidence of improved performance with new information that has not been disclosed in the original proxy statement. The reiteration of the compensation committee report will not be sufficient evidence of improved committee performance.

Evidence of improved compensation committee performance includes all of the following:

o The compensation committee has reviewed all components of the CEO's compensation, including the following:

-     Base salary, bonus, long-term incentives

- Accumulative realized and unrealized stock option and restricted stock gains

- Dollar value of perquisites and other personal benefits to the CEO and the cost to the company

- Earnings and accumulated payment obligations under the company's nonqualified deferred compensation aprogram

- Actual projected payment obligations under the company's supplemental executive retirement plan (SERPs)

A tally sheet setting forth all the above components was prepared and reviewed affixing dollar amounts under the various payout scenarios.

o A tally sheet with all the above components should be disclosed for the following termination scenarios:

-     Payment if termination occurs within 12 months: $_____

-     Payment if "not for cause" termination occurs within 12 months: $_____

-     Payment if "change of control" termination occurs within 12 months: $_____

o The compensation committee is committed to provide additional information on the named executives' annual cash bonus program and/or long-term incentive cash plan for the current fiscal year. The compensation committee will provide full disclosure of the qualitative and quantitative performance criteria and hurdle rates used to determine the payouts of the cash program. From this disclosure, shareholders will know the minimum level of performance required for any cash bonus to be delivered as well as the maximum cash bonus payable for superior performance.


The repetition of the compensation committee report does not meet ISS' requirement of compelling and strong evidence of improved disclosure. The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the annual cash bonus and/or long-term incentive cash plan based on the additional disclosure.

o The compensation committee is committed to grant a substantial portion of performance-based equity awards to the named executive officers. A substantial portion of performance-based awards would be at least 50 percent of the shares awarded to each of the named executive officers. Performance-based equity awards are earned or paid out based on the achievement of company performance targets. The company will disclose the details of the performance criteria (e.g., return on equity) and the hurdle rates (e.g., 15 percent) associated with the performance targets. From this disclosure, shareholders will know the minimum level of performance required for any equity grants to be made. The performance-based equity awards do not refer to non-qualified stock options(1) or performance-accelerated grants2(.) Instead, performance-based equity awards are performancecontingent grants where the individual will not receive the equity grant by not meeting the target performance and vice versa.

The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the performance-based equity awards based on the additional disclosure.

o The compensation committee has the sole authority to hire and fire outside compensation consultants. The role of the outside compensation consultant is to assist the compensation committee to analyze executive pay packages or contracts and understand the company's financial measures.

BASED ON THE ADDITIONAL DISCLOSURE OF IMPROVED PERFORMANCE OF THE COMPENSATION COMMITTEE, ISS WILL GENERALLY VOTE FOR THE COMPENSATION COMMITTEE MEMBERS UP FOR ANNUAL ELECTION AND VOTE FOR THE EMPLOYEE-BASED STOCK PLAN IF THERE IS ONE ON THE BALLOT. HOWEVER, ISS IS NOT LIKELY TO VOTE FOR THE COMPENSATION COMMITTEE MEMBERS AND/OR THE EMPLOYEE-BASED STOCK PLAN IF ISS BELIEVES THE COMPANY HAS

NOT PROVIDED COMPELLING AND SUFFICIENT EVIDENCE OF TRANSPARENT ADDITIONAL DISCLOSURE OF EXECUTIVE COMPENSATION BASED ON THE ABOVE REQUIREMENTS.

DIRECTOR COMPENSATION

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

On occasion, director stock plans that set aside a relatively small of shares when combined with employee or executive stock compensation plans exceed the allowable cap. In such cases, starting proxy season 2005, ISS will supplement the analytical approach with a qualitative review of board compensation for companies, taking into consideration:

o     Director stock ownership guidelines

-     A minimum of three times the annual cash retainer.

o     Vesting schedule or mandatory holding/deferral period

-     A minimum vesting of three years for stock options or restricted stock, or

-     Deferred stock payable at the end of a three-year deferral period.

o     Mix between cash and equity

- A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity.

- If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

(1) Non-qualified stock options are not performance-based awards unless the grant or the vesting of the stock options is tied to the achievement of a pre-determined and disclosed performance measure. A rising stock market will generally increase share prices of all companies, despite of the company's underlying performance.

(2) Performance-accelerated grants are awards that vest earlier based on the achievement of a specified measure.

However, these grants will ultimately vest over time even without the attainment of the goal(s).

o     Retirement/Benefit and Perquisites programs

-     No retirement/benefits and perquisites provided to non-employee directors.

o     Quality of disclosure

- Provide detailed disclosure on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

For ISS to recommend a vote FOR director equity plans based on the above qualitative features, a company needs to demonstrate that it meets all the above qualitative features in its proxy statement.

STOCK PLANS IN LIEU OF CASH

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered in the quantitative model. However, the cost would be lower than full-value awards since part of the deferral compensation is in-lieu-of cash compensation.

DIRECTOR RETIREMENT PLANS

Vote AGAINST retirement plans for nonemployee directors.

Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

o     Historic trading patterns

o     Rationale for the repricing

o     Value-for-value exchange

o     Treatment of surrendered options

o     Option vesting

o     Term of the option

o     Exercise price

o     Participation.

QUALIFIED EMPLOYEE STOCK PURCHASE PLANS

Votes on qualified employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

o     Purchase price is at least 85 percent of fair market value

o     Offering period is 27 months or less, and

o The number of shares allocated to the plan is ten percent or less of the outstanding shares

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

o     Purchase price is less than 85 percent of fair market value, or

o     Offering period is greater than 27 months, or

o The number of shares allocated to the plan is more than ten percent of the outstanding shares

NONQUALIFIED EMPLOYEE STOCK PURCHASE PLANS

Votes on nonqualified employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR nonqualified employee stock purchase plans with all the following features:

o Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company).

o Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary.

o Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value.

o No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria.

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K) EMPLOYEE BENEFIT PLANS

Vote FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

PERFORMANCE-BASED AWARDS

Generally vote FOR shareholder proposals advocating the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless:

o The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options)

o The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

GOLDEN PARACHUTES AND EXECUTIVE SEVERANCE AGREEMENTS

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:

o     The triggering mechanism should be beyond the control of management

o The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs

o Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. ISS defines change in control as a change in the company ownership structure.

PENSION PLAN INCOME ACCOUNTING

Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

SUPPLEMENTAL EXECUTIVE RETIREMENT PLANS (SERPS)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

9. SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY

ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

o The availability and feasibility of alternatives to animal testing to ensure product safety, and

o     The degree that competitors are using animal-free testing.

o Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

o The company has already published a set of animal welfare standards and monitors compliance

o The company's standards are comparable to or better than those of peer firms, and

o There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

o     Whether the proposal focuses on a specific drug and region

o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

o The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending

o     Whether the company already limits price increases of its products

o Whether the company already contributes life -saving pharmaceuticals to the needy and Third World countries

o     The extent that peer companies implement price restraints

GENETICALLY MODIFIED FOODS

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

o The quality of the company's disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure

o Company's current disclosure on the feasibility of GE product labeling, including information on the related costs

o Any voluntary labeling initiatives undertaken or considered by the company.

Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds.

o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

o The quality of the company's disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure

o The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced.

Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community.

Vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company's products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.

HANDGUNS

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

HIV/AIDS

Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company's Sub-Saharan operations and how the company is responding to it, taking into account:

o The nature and size of the company's operations in Sub-Saharan Africa and the number of local employees

o The company's existing healthcare policies, including benefits and healthcare access for local workers

o     Company donations to healthcare providers operating in the region

Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, TB, and Malaria health pandemic in Africa and other developing countries, unless the company has significant operations in these markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.

PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

o Whether the company has adequately disclosed the financial risks of its subprime business

o Whether the company has been subject to violations of lending laws or serious lending controversies

o     Peer companies' policies to prevent abusive lending practices.

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

o     Whether the company complies with all local ordinances and regulations

o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

o     The risk of any health-related liabilities.

Advertising to youth:

o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

o     Whether the company has gone as far as p eers in restricting advertising

o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

o     Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

o     The percentage of the company's business affected

o The economic loss of eliminating the business versus any potential tobacco-related liabilities.

o     Spinoff tobacco-related businesses:

o     The percentage of the company's business affected

o     The feasibility of a spinoff

o     Potential future liabilities related to the company's tobacco business.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

o New legislation is adopted allowing development and drilling in the ANWR region;

o     The company intends to pursue operations in the ANWR; and

o The company does not currently disclose an environmental risk report for their operations in the ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

o Environmentally conscious practices of peer companies, including endorsement of CERES

o     Costs of membership and implementation.

ENVIRONMENTAL-ECONOMIC RISK REPORT

Vote CASE BY CASE on proposals requesting an economic risk assessment of environmental performance considering:

o     The feasibility of financially quantifying environmental risk factors,

o The company's compliance with applicable legislation and/or regulations regarding environmental performance,

o     The costs associated with implementing improved standards,

o The potential costs associated with remediation resulting from poor environmental performance, and

o     The current level of disclosure on environmental policies and initiatives.

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business.

Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

o     The nature of the company's business and the percentage affected

o     The extent that peer companies are recycling

o     The timetable prescribed by the proposal

o     The costs and methods of implementation

o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

In general, vote FOR requests for reports on the feasibility of developing renewable energy sources unless the report is duplicative of existing disclosure or irrelevant to the company's line of business.

Generally vote AGAINST proposals requesting that the company invest in renewable energy sources. Such decisions are best left to management's evaluation of the feasibility and financial impact that such programs may have on the company.

SUSTAINABILITY REPORT

Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:

o The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; comprehensive Code of Corporate Conduct; and/or Diversity Report; or

o The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

GENERAL CORPORATE ISSUES

OUTSOURCING/ OFFSHORING

Vote CASE BY CASE on proposals calling for companies to report on the risks associated with outsourcing, considering:

o     Risks associated with certain international markets

o     The utility of such a report to shareholders

o The existence of a publicly available code of corporate conduct that applies to international operations

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

o     The relevance of the issue to be linked to pay

o The degree that social performance is already included in the company's pay structure and disclosed

o The degree that social performance is used by peer companies in setting pay

o Violations or complaints filed against the company relating to the particular social performance measure

o Artificial limits sought by the proposal, such as freezing or capping executive pay

o     Independence of the compensation committee

o     Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

o The company is in compliance with laws governing corporate political activities, and

o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

Vote AGAINST proposals to implement the China Principles unless:

o There are serious controversies surrounding the company's China operations, and

o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

o     The nature and amount of company business in that country

o     The company's workplace code of conduct

o     Proprietary and confidential information involved

o     Company compliance with U.S. regulations on investing in the country

o     Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

o     Agreements with foreign suppliers to meet certain workplace standards

o     Whether company and vendor facilities are monitored and how

o     Company participation in fair labor organizations

o     Type of business

o     Proportion of business conducted overseas

o     Countries of operation with known human rights abuses

o Whether the company has been recently involved in significant labor and human rights controversies or violations

o     Peer company standards and practices

o     Union presence in company's international factories

o Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

o The company does not operate in countries with significant human rights violations

o     The company has no recent human rights controversies or violations, or

o The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

o     Company compliance with or violations of the Fair Employment Act of 1989

o Company antidiscrimination policies that already exceed the legal requirements

o     The cost and feasibility of adopting all nine principles

o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

o     The potential for charges of reverse discrimination

o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

o     The level of the company's investment in Northern Ireland

o     The number of company employees in Northern Ireland

o     The degree that industry peers have adopted the MacBride Principles

o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

o     Whether the company has in the past manufactured landmine components

o     Whether the company's peers have renounced future production

o Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

o     What weapons classifications the proponent views as cluster bombs

o Whether the company currently or in the past has manufactured cluster bombs or their components

o     The percentage of revenue derived from cluster bomb manufacture

o     Whether the company's peers have renounced future production

NUCLEAR WEAPONS

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

OPERATIONS IN NATIONS SPONSORING TERRORISM (IRAN)

Vote CASE-BY-CASE on requests for a board committee review and report outlining the company's financial and reputational risks from its operations in Iran, taking into account current disclosure on:

o The nature and purpose of the Iranian operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption

o     Compliance with U.S. sanctions and laws

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

o     The information is already publicly available or

o     The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

o The board composition is reasonably inclusive in relation to companies of similar size and business or

o The board already reports on its nominating procedures and diversity initiatives.

Generally vote AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or nondiscrimination policies.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

o     The degree of board diversity

o     Comparison with peer companies

o     Established process for improving board diversity

o     Existence of independent nominating committee

o     Use of outside search firm

o     History of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

o     The company has well-documented equal opportunity programs

o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

o     The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

o     The composition of senior management and the board is fairly inclusive

o The company has well-documented programs addressing diversity initiatives and leadership development

o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

o The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION

Vote FOR proposals seeking to amend a company's EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.

Vote AGAINST proposals to ext end company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.

10. MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:

o     attend less than 75 percent of the board and committee meetings

o     without a valid excuse for the absences. Valid reasons include illness or

o absence due to company business. Participation via telephone is acceptable.

o     In addition, if the director missed only one meeting or one day's

o     meetings, votes should not be withheld even if such absence dropped the

o     director's attendance below 75 percent.

o     ignore a shareholder proposal that is approved by a majority of shares

o     outstanding;

o     ignore a shareholder proposal that is approved by a majority of the

o     votes cast for two consecutive years;

o     are interested directors and sit on the audit or nominating committee; or

o     are interested directors and the full board serves as the audit or

o     nominating committee or the company does not have one of these

o     committees.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

Proxy Contests

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

o     Past performance relative to its peers

o     Market in which fund invests

o     Measures taken by the board to address the issues

o     Past shareholder activism, board activity, and votes on related proposals

o     Strategy of the incumbents versus the dissidents

o     Independence of directors

o     Experience and skills of director candidates

o     Governance profile of the company

o     Evidence of management entrenchment

INVESTMENT ADVISORY AGREEMENTS

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

o     Proposed and current fee schedules

o     Fund category/investment objective

o     Performance benchmarks

o     Share price performance as compared with peers

o     Resulting fees relative to peers

o     Assignments (where the advisor undergoes a change of control)

APPROVING NEW CLASSES OR SERIES OF SHARES

Vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors: stated specific financing purpose, possible dilution for common shares, and whether the shares can be used for antitakeover purposes

1940 ACT POLICIES

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors: potential competitiveness; regulatory developments; current and potential returns; and current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with t he current SEC interpretation.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASEBY-CASE basis, considering the following factors: the fund's target investments, the reasons given by the fund for the change, and the projected impact of the change on the portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME CHANGE PROPOSALS

Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors: political/economic changes in the target market, consolidation in the target market, and current asset composition

CHANGE IN FUND'S SUBCLASSIFICATION

Votes on changes in a fund's subclassification should be determined on a CASE-BY-CASE basis, considering the following factors: potential competitiveness, current and potential returns, risk of concentration, and consolidation in target industry

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: strategies employed to salvage the company; the fund's past performance; and terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT

Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

o     The degree of change implied by the proposal

o     The efficiencies that could result

o     The state of incorporation

o     Regulatory standards and implications

Vote AGAINST any of the following changes:

o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

o Removal of shareholder approval requirement for amendments to the new declaration of trust

o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares

o Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements

o Removal of shareholder approval requirement to change the domicile of the fund

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis, considering the following factors: regulations of both states; required fundamental policies of both states; and the increased flexibility available.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT
SHAREHOLDER APPROVAL

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: fees charged to comparably sized funds with similar objectives, the proposed distributor's reputation and past performance, the competitiveness of the fund in the industry, and terms of the agreement.

MASTER-FEEDER STRUCTURE

Vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors: resulting fee structure, performance of both funds, continuity of management personnel, and changes in corporate governance and their impact on shareholder rights.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

SHAREHOLDER PROPOSALS TO REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

SHAREHOLDER PROPOSALS TO TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors: performance of the fund's NAV, the fund's history of shareholder relations, and the performance of other funds under the advisor's management.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND

By (Signature and Title)*   /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                            James A. Bowen, Chairman of the Board, President and
                            Chief Executive Officer
                            (principal executive officer)

Date              JULY 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                            James A. Bowen, Chairman of the Board, President and
                            Chief Executive Officer
                            (principal executive officer)

Date              JULY 28, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              JULY 28, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.